Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of other accrued liabilities
Marketing and sales incentive programs	$ 1,137	$ 1,028
Value-added taxes and other taxes payable	586	974
Warranty and campaigns	474	404
Accrued payroll	316	311
Legal reserves	210	229
Accrued income tax liability	125	140
Deferred income	171	143
Accrued interest	82	77
Defined benefit and other retirement plan obligations	139	141
Current deferred tax liability	59	129
Customer advances	80	83
Other	350	264
Total accrued liabilities	$ 3,729	$ 3,923